Schedule of Equity (Details) - shares	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Authorized	75,000,000	75,000,000
Preferred Stock, Issued	1	1
Preferred Stock, Outstanding	1	1
Common Stock, Authorized	275,000,000	275,000,000
Issued	10,546,333	819,516
Common Stock, Outstanding	10,546,333	819,516
Authorized	350,000,001
Common Stock, Issued	10,546,333
Outstanding	10,546,333
Series FE Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Authorized	1
Preferred Stock, Issued
Preferred Stock, Outstanding
Common Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Authorized	250,000,000	250,000,000
Issued	10,315,219	588,402
Common Stock, Outstanding	10,315,219	588,402
Common Class B [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Authorized	25,000,000	25,000,000
Issued	231,114	231,114
Common Stock, Outstanding	231,114	231,114
Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Authorized	75,000,000
Preferred Stock, Issued
Preferred Stock, Outstanding
Preferred Stock [Member] | Series FE Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Outstanding		1